Equity (Details 2) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Number of shares repurchased		290,676
Total value of shares repurchased
Number of shares withheld - RSU	8,860,778	8,848,203	8,536,770
Total value of shares withheld - RSU	100,847	52,242	51,212